Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000008547
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Impact Bond Fund - Class A
Average Annual Return, Percent	(2.64%)		(1.27%)	0.62%
C000035282
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Impact Bond Fund - Class I
C000008549
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis International Index - Class A
Average Annual Return, Percent	0.86%		2.98%	3.81%
C000035283
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis International Index - Class I
C000008551
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Value Index Fund - Class A
Average Annual Return, Percent	4.54%		8.31%	8.60%
C000035284
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Value Index Fund - Class I
C000047793
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Growth Index Fund - Class A
Average Annual Return, Percent	26.05%		15.35%	14.17%
C000047795
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Growth Index Fund - Class I
C000047796
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Small Cap Index Fund - Class A
Average Annual Return, Percent	2.23%		5.74%	5.30%
C000047798
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Small Cap Index Fund - Class I
C000080567
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Conservative Portfolio
Average Annual Return, Percent	(0.39%)		1.47%	2.87%
C000080568
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Balanced Portfolio
Average Annual Return, Percent	3.32%		4.56%	5.28%
C000080569
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Growth Portfolio
Average Annual Return, Percent	5.64%		6.43%	6.70%
Without Sales Load [Member] | C000008547
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%		(0.51%)	1.01%
Without Sales Load [Member] | C000035282
Average Annual Return [Line Items]
Average Annual Return, Percent	1.63%		(0.10%)	1.42%
Without Sales Load [Member] | C000008549
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%		4.11%	4.37%
Without Sales Load [Member] | C000035283
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		4.70%	4.99%
Without Sales Load [Member] | C000008551
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%		9.49%	9.18%
Without Sales Load [Member] | C000035284
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%		9.90%	9.64%
Without Sales Load [Member] | C000047793
Average Annual Return [Line Items]
Average Annual Return, Percent	33.04%		16.60%	14.79%
Without Sales Load [Member] | C000047795
Average Annual Return [Line Items]
Average Annual Return, Percent	33.44%		16.94%	15.19%
Without Sales Load [Member] | C000047796
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%		6.89%	5.88%
Without Sales Load [Member] | C000047798
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%		7.55%	6.54%
Without Sales Load [Member] | C000080567
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%		2.57%	3.43%
Without Sales Load [Member] | C000080568
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%		5.70%	5.85%
Without Sales Load [Member] | C000080569
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%		7.58%	7.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return, Percent	5.37%		4.33%	4.98%
Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return, Percent	5.37%		4.33%	4.98%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
S&P Target Risk Conservative Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Average Annual Return, Percent	6.59%		3.21%	4.02%
S&P Target Risk Growth Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Growth Index
Average Annual Return, Percent	10.73%		6.16%	6.39%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Aggressive Index
Average Annual Return, Percent	13.49%		8.06%	7.92%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.29%		10.49%	10.01%
CRSP US Large Cap Value Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Value Index
Average Annual Return, Percent	16.00%		9.93%	10.01%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.29%		10.49%	10.01%
CRSP US Large Cap Value Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Value Index
Average Annual Return, Percent	16.00%		9.93%	10.01%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.04%		17.09%	15.29%
CRSP US Large Cap Growth Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Growth Index
Average Annual Return, Percent	32.73%		18.41%	15.80%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.04%		17.09%	15.29%
CRSP US Large Cap Growth Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Growth Index
Average Annual Return, Percent	32.73%		18.41%	15.80%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	8.70%		8.36%	8.96%
CRSP US Small Cap Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Small Cap Index
Average Annual Return, Percent	14.22%		9.26%	9.06%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	8.70%		8.36%	8.96%
CRSP US Small Cap Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Small Cap Index
Average Annual Return, Percent	14.22%		9.26%	9.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Average Annual Return, Percent	23.77%		13.81%	12.50%